Repurchase of shares - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended										12 Months Ended
	Apr. 14, 2016	Dec. 31, 2016	Dec. 30, 2016	Nov. 30, 2016	Oct. 27, 2016	Sep. 30, 2016	Aug. 30, 2016	Jul. 29, 2016	Jun. 30, 2016	May 31, 2016	Mar. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity, Class of Treasury Stock [Line Items]
Total Number of ADS Purchased												2,454,500
Approximate Dollar Value of ADSs that May Yet Be Purchased Under the Plan		$ 5,700										$ 5,700
Share repurchase program amount														$ 20,000
Payments for Repurchase of Preferred Stock and Preference Stock												14,319	$ 1,287	$ 69,303
Share Repurchase Program, 2016 [Member]
Equity, Class of Treasury Stock [Line Items]
Total Number of ADS Purchased	457,900	2,454,500	173,312	21,229	31,400	15,467	229,695	555,357	111,459	449,696	408,985
Average Price Paid Per Share	$ 6.61		$ 4.02	$ 4.61	$ 5.11	$ 5.33	$ 5.83	$ 5.33	$ 5.24	$ 6.28	$ 6.22
Share repurchase program amount		$ 20,000										$ 20,000